Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets, net
As of June 30, 2022, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(7,095)	$12,305
Trade names	10 years	6,650	(1,614)	5,036
Clinical contracts	9 years	2,979	(937)	2,042
Total intangible assets		$29,029	$(9,646)	$19,383
As of December 31, 2021, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,152)	$13,248
Trade names	10 years	4,170	(1,350)	2,820
Clinical contracts	9 years	2,909	(732)	2,177
Total intangible assets		$26,479	$(8,234)	$18,245

As of December 31, 2021, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,152)	$13,248
Trade names	10 years	4,170	(1,350)	2,820
Clinical contracts	10 years	2,909	(732)	2,177
Total intangible assets		$26,479	$(8,234)	$18,245
As of December 31, 2020, the Company’s intangible assets, net consists of the following:

(in thousands)	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900	$(4,283)	$14,617
Trade names	10 years	4,170	(945)	3,225
Clinical contracts	10 years	2,164	(490)	1,674
Total intangible assets		$25,234	$(5,718)	$19,516

Summary of estimated aggregate amortization expense
The estimated aggregate amortization expense for each of the five succeeding fiscal years as of June 30, 2022 is as follows:

(in thousands)	Amount
Year ending December 31:
2022	$1,469
2023	2,901
2024	2,901
2025	2,901
2026	2,879
Thereafter	6,332
Total	$19,383

The estimated aggregate amortization expense for each of the five succeeding fiscal years as of December 31, 2021 is as follows:

(in thousands)	Amount
Year ending December 31:
2022	$2,684
2023	2,639
2024	2,639
2025	2,639
2026	2,617
Thereafter	5,027
Total	$18,245

Summary of goodwill and changes in the carrying amount of goodwill	The goodwill allocated to each of the reporting units as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands)	June 30, 2022	December 31, 2021
Patient services	$29,293	$21,443
Dispensary	4,551	4,551
Clinical trials & other	632	632
Total goodwill	$34,476	$26,626
The changes in the carrying amount of goodwill for the six months ended June 30, 2022 and for the year ended December 31, 2021 are as follows:

(in thousands)	2022	2021
Balance as of January 1:
Gross goodwill	$26,626	$14,227
Goodwill acquired during the period	7,850	12,399
Accumulated impairment losses	—	—
Goodwill, net as of June 30 and December 31	$34,476	$26,626
The goodwill allocated to each of the reporting units as of December 31, 2021 and 2020 is as follows:

(in thousands)	December 31, 2021	December 31, 2020
Patient services	$21,443	$9,044
Dispensary	4,551	4,551
Clinical trials & other	632	632
Total goodwill	$26,626	$14,227
The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	December 31, 2021	December 31, 2020
Balance as of January 1:
Gross goodwill	$14,227	$14,077
Goodwill acquired during the period	12,399	150
Accumulated impairment losses	—	—
Goodwill, net as of December 31	$26,626	$14,227